INVENTORIES (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories [Line Items]
Impairment of inventories	$ 5,353	$ 5,830
Depletion and amortization [Member]
Inventories [Line Items]
Impairment of inventories	$ 2,216	$ 2,398